Stockholders' Equity Note Disclosure: Share-Based Payment Arrangement, Option, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 30, 2023	Dec. 31, 2021
Details
Number of warrants outstanding		3,095,983	3,095,983	1,596,483
Warrants outstanding, Weighted Average Exercise Price		$ 0.70	$ 0.70	$ 1.00
Number of warrants granted	1,500,000
Warrants granted, Weighted Average Exercise Price	$ 0.25
Number of warrants exercised	500
Warrants exercised, Weighted Average Exercise Price	$ 0.50
Number of warrants exercisable		3,095,983
Warrants exercisable, Weighted Average Exercise Price		$ 0.70